Subsequent Events - Additional Information (Detail) - Subsequent Events [Member] - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2024	Feb. 29, 2024
Disclosure of detailed information about business combination [line items]
Maximum authorization of share repurchase amount	$ 96.6
Repayments of term loan	497.0
Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Maximum authorization of share repurchase amount	$ 30.0	$ 500.0